Fair Value Measurements - Summary of fair value measurements inputs of preferred stock warrant liability (Detail) - Preferred Stock Warrant Liability [Member]	Dec. 31, 2020 yr $ / shares
Series C Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | $ / shares	0.70
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	96.3
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.7
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	7.7
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0